Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
INCOME TAX

4. INCOME TAX

	Years Ended June 30,
	2025	2024	2023

(a) Income tax expense:
Current tax	77,411	58,463	33,808
Adjustment for current tax of prior periods	(9,356)	(12,375)	70,651
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 25% (2024: 25%, 2023: 25%)	(3,019,943)	(4,769,344)	(3,446,718)
Effect of lower tax rates of tax on overseas income	(14,745)	(11,134)	(6,440)

Add tax effect of:
Under/(Over) provision of income tax in previous year relating to a revision of estimates	(9,356)	(12,375)	70,651
Research and development expenditure (net of tax incentive)	898,066	1,305,112	1,267,940
Other	464,299	377,405	413,976

Deferred tax asset not recognised	1,749,734	3,156,424	1,805,050
Income tax expense attributable to loss before income tax	68,055	46,088	104,459

(c) Potential deferred tax asset as of June 30, 2025, 2024 and 2023 in respect of: tax losses not brought to account is (1)(2):	49,885,043	47,758,242	44,056,899
Temporary differences	6,798,561	6,660,171	3,675,742

(1)

As of June 30, 2025, the Group had a potential tax benefit related to gross tax losses carried forward of $187,632,492 (2024: $179,125,289) and a non-refundable R&D tax offset of $2,126,801 (2024: $3,703,478).

(2)	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2025. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.